RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS - Paragraphs (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Percentage of Legal Reserves for Profits to be Redistributed	20.00%
Percentage of capital conservation	3.50%
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	$ 798,799,014	$ 743,991,088	$ 680,883,067
Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	437,731	442,672	456,722
Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	59,149,131	61,410,001	67,839,568
Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	554,292,371	554,292,371	575,395,146
Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	18,991	14,050
Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	8,690,435	6,429,565
Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	(9,482,546)	(1,482,746)
Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	12,266,518		7,025,258
Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	81,001,535	9,380,391	54,208,780
Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	89,739,073	97,267,807	(50,622,394)
Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	13,306,986	$ 25,409,721	$ 26,039,545
Argentine Central Bank
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	822,606,442
Argentine Central Bank | Capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	437,731
Argentine Central Bank | Inflation adjustment of capital Stock
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	59,149,131
Argentine Central Bank | Paid in Capital
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	554,292,371
Argentine Central Bank | Treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	18,991
Argentine Central Bank | Inflation adjustment of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	8,690,435
Argentine Central Bank | Cost of treasury shares
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	(21,167,430)
Argentine Central Bank | Legal Reserve
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	12,266,518
Argentine Central Bank | Other Reserves
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	81,001,535
Argentine Central Bank | Retained earnings
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	124,958,516
Argentine Central Bank | Other Comprehensive Income
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Total shareholders' equity attributable to the owners of the parent under the rules of the Argentine Central Bank	$ 2,958,644